EQUITY - Schedule of Shares Rollforward (Details) - Ordinary Shares - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Roll Forward]
Number of shares as of January 1 (in shares)	14,767	12,286	12,210
Issuance of ordinary shares in relation to the Merger Agreement (in shares)	0	2,470	0
Issuance of restricted shares (in shares)	0	4	0
Reacquisition of restricted shares due to forfeiture (in shares)	(14)	(30)	(13)
Issuance of ordinary shares in relation to vesting of restricted stock units (in shares)	20	37	89
Number of shares as of December 31 (in shares)	14,773	14,767	12,286